Fair Value Measurements - Summary Of Change In The Fair Value Of The Derivative Liabilities (Detail) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning balance	$ 23,575,000
Fair value ending balance			$ 23,575,000	$ 23,575,000
Private Placement Warrant [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning balance	13,110,000
Fair value ending balance			13,110,000	13,110,000
Public Warrants [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning balance	10,465,000
Fair value ending balance			10,465,000	10,465,000
Forward Contract Derivative Liability [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning balance	0
Fair value ending balance			0	0
ZANITE ACQUISITION CORP [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning balance	23,575,000	$ 40,057,500		40,057,500
Change in fair value				(20,599,500)
Fair value ending balance			23,575,000	23,575,000
ZANITE ACQUISITION CORP [Member] | November 16, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Sale of 2,300,000 warrants to Sponsor on May 19, 2021			2,024,000	2,024,000
ZANITE ACQUISITION CORP [Member] | Private Placement Warrant [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning balance	13,110,000	17,080,500	12,448,500	17,080,500
Change in fair value	(3,847,500)	(4,632,000)	(3,455,500)	(8,087,500)
Fair value ending balance	9,262,500	12,448,500	13,110,000	13,110,000
ZANITE ACQUISITION CORP [Member] | Private Placement Warrant [Member] | May 19, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Sale of 2,300,000 warrants to Sponsor on May 19, 2021			2,093,000	2,093,000
ZANITE ACQUISITION CORP [Member] | Private Placement Warrant [Member] | November 16, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Sale of 2,300,000 warrants to Sponsor on May 19, 2021			2,024,000	2,024,000
ZANITE ACQUISITION CORP [Member] | Public Warrants [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning balance	10,465,000	19,435,000	14,490,000	19,435,000
Change in fair value	(3,105,000)	(4,945,000)	(4,025,000)	(8,970,000)
Fair value ending balance	7,360,000	14,490,000	10,465,000	10,465,000
ZANITE ACQUISITION CORP [Member] | Forward Contract Derivative Liability [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning balance	0	3,542,000		3,542,000
Change in fair value				(3,542,000)
Fair value ending balance			0	0
ZANITE ACQUISITION CORP [Member] | Forward Contracts [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning balance		3,542,000	1,000,500	3,542,000
Change in fair value		(2,541,500)	(1,000,500)
Fair value ending balance		1,000,500
ZANITE ACQUISITION CORP [Member] | Derivative [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning balance		40,057,500	27,939,000	$ 40,057,500
Change in fair value	(6,952,500)	(12,118,500)	$ (8,481,000)
Fair value ending balance	$ 16,622,500	$ 27,939,000